Intangible	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
20 INTANGIBLE
20.1 Goodwill and intangible assets with indefinite useful lives

	09/30/2026	12/31/2025
Goodwill - Arbex (Global Consumer Goods (tissue) Business) (1)	1,730,476
Goodwill - Facepa (Tissue plant in Belém/PA)	119,332	119,332
Goodwill - Fibria (Pulp Mills)	7,897,051	7,897,051
Goodwill - MMC Brasil (Tissue plant in Mogi das Cruzes/SP)	170,859	170,859
Other (2)	5,100	5,097
	9,922,818	8,192,339
(1)Refers to the goodwill recognized upon the acquisition of an interest in FamPro Tissue Holdings B.V. ("Arbex") (Note 1.2.1).
(2)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.
The goodwill is based on expected future profitability supported by valuation reports, after the purchase price allocation.
Goodwill is allocated to cash-generating units as presented in Note 5.4.
For the nine-month period ended September 30, 2026, the Company did not identify any event that indicated the need to perform the impairment test and to record any impairment provision for intangible assets.
20.2 Intangible assets with limited useful lives

		09/30/2026	12/31/2025
Opening balance		4,778,353	5,709,964
Additions		452,371	82,492
Acquisition of subsidiaries (Note 1.2.1)		2,851,947
Write-offs		(36)	(3,015)
Amortization		(801,843)	(1,011,088)
Exchange rate variation, net		(8,652)
Transfers and others
Closing balance		7,272,140	4,778,353
Represented by	Average annual rate %
Port concessions	3.94	595,936	621,842
Supplier agreements			11,111
Port service contracts	4.26	469,076	491,094
Trademarks and patents (1)	4.55	2,957,501	154,846
Customer portfolio	9.10	2,668,209	3,283,919
Software (2)	25.45	573,224	206,635
Other	10.00	8,194	8,906
		7,272,140	4,778,353

Cost		15,453,001	12,617,166
Amortization		(8,180,861)	(7,838,813)
Closing balance		7,272,140	4,778,353
(1) Variation mainly related to assets identified in the acquisition of K-C and recognized in the preliminary purchase price allocation (PPA), as described in Note 1.2.1.
(2) Variation mainly related to expenditures capitalized in connection with the implementation of SAP S/4HANA.
For the nine-month period ended September 30, 2026, the Company assessed business, market, and climate-related impacts and did not identify any material events that would indicate the need to perform an impairment test or recognize any provision related to the recoverable amount of intangible assets with definite useful lives.